VANECK CONSUMER STAPLES TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 59.6%
Consumer Staples Distribution & Retail :
24.8%
CASEY S GENERAL STORES INC 2 $ 1,589
Costco Wholesale Corp. 28 26,194
Dollar General Corp. 4 460
Dollar Tree, Inc. * 3 363
Sysco Corp. 9 752
Target Corp. 8 1,045
The Kroger Co. 11 611
Walmart, Inc. 277 31,374
62,388
Food, Beverage & Tobacco : 24.5%
Altria Group, Inc. 74 5,324
Archer-Daniels-Midland Co. 9 688
Brown-Forman Corp. 3 80
Bunge Global SA 2 213
Campbell's Company 4 89
Conagra Brands, Inc. 9 121
Constellation Brands, Inc. 3 417
General Mills, Inc. 10 348
Hershey Co. 3 526
Hormel Foods Corp. 5 124
J M Smucker Co. 2 225
Keurig Dr. Pepper, Inc. 25 818
Kraft Heinz Co. 16 378
McCormick & Co., Inc. 5 252
Molson Coors Beverage Co. 3 117
Mondelez International, Inc. 27 1,562
MONSTER BEVERAGE CORP * 13 1,250
PepsiCo, Inc. 86 11,644
Philip Morris International, Inc. 98 17,729
The Coca-Cola Co. 244 19,830
Tyson Foods, Inc. 5 286
62,021
Household & Personal Products : 10.3%
CHURCH + DWIGHT CO INC 4 388
Clorox Co. 2 191
Colgate-Palmolive Co. 18 1,650
Estee Lauder Cos, Inc. 4 316
Kenvue, Inc. 35 669
Kimberly-Clark Corp. 6 659
Procter & Gamble Co. 147 21,556
25,429
Total Common Stocks
(Cost: $147,952) 149,838
EXCHANGE TRADED FUND: 39.9%(a)
(Cost: $98,687)
STATE STREET CONSUMER
STAPLES 1,206 100,182
Underline
Total Investments: 99.5%
(Cost: $246,639) 250,020
Other assets less liabilities: 0.5% 1,186
NET ASSETS: 100.0% $ 251,206

VANECK CONSUMER STAPLES TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Footnotes:
* See Schedule of Investments for industry sectors.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the underlying fund's webpage.
* Non-income producing
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 149,838 $ — $ — $ 149,838
Exchange Traded Fund 100,182 — — 100,182
Total Investments $ 250,020 $ — $ — $ 250,020